Segment Disclosure (Details 1) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Net sales and identifiable assets by geographic region
Identifiable assets	€ 7,251,367,000	€ 7,106,405,000		€ 6,025,421,000
Total net sales	4,731,555,000	5,651,035,000	[1]	4,507,938,000
Segment Disclosure (Textual) [Abstract]
Net system sales	3,801,632,000	4,883,913,000	[1]	3,894,742,000
Percentage of decrease in net system sales	22.20%
Decrease of net system sales	1,082,300,000
Sales to the largest customer	1,236,100,000	1,311,700,000		1,270,800,000
Net sales revenue from largest customer based on net sales as percentage	26.10%	23.20%		28.20%
Accounts receivables and finance receivables of three largest customers based on net sales	58.90%	35.50%		36.90%
Japan [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	292,309,000	405,595,000		396,748,000
Identifiable assets	128,750,000	414,264,000		345,160,000
Korea [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	1,276,304,000	1,318,777,000		1,396,028,000
Identifiable assets	85,022,000	56,765,000		31,859,000
Singapore [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	98,554,000	436,308,000		215,357,000
Identifiable assets	15,696,000	14,179,000		17,189,000
Taiwan [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	1,479,768,000	1,146,601,000		1,380,400,000
Identifiable assets	138,010,000	87,833,000		77,125,000
Rest of Asia [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	197,262,000	450,796,000		239,914,000
Identifiable assets	999,392,000	817,496,000		1,749,879,000
Europe [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	256,192,000	505,129,000		203,548,000
Identifiable assets	5,412,758,000	5,207,509,000		3,382,117,000
United States [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	1,131,166,000	1,387,829,000		675,943,000
Identifiable assets	€ 471,739,000	€ 508,359,000		€ 422,092,000

[1]	As of January 1, 2011, we adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 to the consolidated financial statements.